UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-07540

Global High Income Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas New York, NY 10019-6028 (Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:  212-821 3000

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2012

Item 1.  Schedule of Investments

Global High Income Fund Inc.

Industry diversification (unaudited)
As a percentage of net assets as of January 31, 2012

Bonds
Corporate bonds
Commercial banks	3.11%
Diversified financial services	2.70
Electric utilities	1.50
Metals & mining	0.10
Oil, gas & consumable fuels	7.49
Paper & forest products	0.17
Real estate management & development	2.55
Road & rail	0.77
Specialty retail	0.19
Trading companies & distributors	0.12
Wireless communications	0.26

Total corporate bonds	18.96
Non-US government obligations	71.21
Convertible bond	1.25
Structured notes	5.76

Total bonds	97.18
Common stock	0.00
Short-term investment	0.16
Options purchased	0.85

Total investments	98.19
Cash and other assets, less liabilities	1.81

Net assets	100.00%

Portfolio of investments — January 31, 2012 (unaudited)

	Face
Security description	amount		Value

Bonds — 97.18%
Corporate bonds — 18.96%
Argentina — 0.10%
WPE International Cooperatief UA,
10.375%, due 09/30/20[1]		$300,000	$282,000

Brazil — 2.65%
Banco Cruzeiro do Sul SA,
8.250%, due 01/20/16[1]		250,000	205,000
Banco do Brasil SA,
5.875%, due 01/26/22[2]		2,300,000	2,300,000
Centrais Eletricas Brasileiras SA,
5.750%, due 10/27/21[2]		500,000	527,500
Minerva Overseas II Ltd.,
10.875%, due 11/15/19[1]		350,000	329,000
Petrobras International Finance Co.,
5.375%, due 01/27/21		1,000,000	1,051,930
5.750%, due 01/20/20		2,850,000	3,058,449
Union National FIDC Trust 2006,
Series 2007-2, due 07/01/10[2,3,4,5]	BRL	1,832,665	209
Series 3, due 07/01/10[2,3,4,5]		2,075,000	238
Series 4, due 05/01/11[1,3,4,5]		3,560,082	406

			7,472,732

Chile — 0.19%
Inversiones Alsacia SA,
8.000%, due 08/18/18[1]		$600,000	534,000

India — 0.49%
Bank of India,
6.250%, due 02/16/21[1]		700,000	712,049
ICICI Bank Ltd.,
5.750%, due 11/16/20[1]		700,000	682,780

			1,394,829

Indonesia — 0.47%
Majapahit Holding BV,
7.250%, due 06/28/17[2]		100,000	113,250
Pertamina Persero PT,
5.250%, due 05/23/21[1]		260,000	271,050
5.250%, due 05/23/21[2]		600,000	625,500
Perusahaan Listrik Negara PT,
5.500%, due 11/22/21[2]		300,000	312,501

			1,322,301

Kazakhstan — 0.40%
Alliance Bank JSC,
10.500%, due 03/25/17[1]		350,000	252,000
Development Bank of Kazakhstan JSC,
5.500%, due 12/20/15[2]		850,000	867,000

			1,119,000

Malaysia — 2.55%
Johor Corp.,
1.000%, due 07/31/12[3]	MYR	15,600,000	7,179,487

Mexico — 1.04%
Grupo Papelero Scribe SA,
8.875%, due 04/07/20[1]		$550,000	473,000
Hipotecaria Su Casita SA,
7.500%, due 06/29/18[1,3]		498,200	149,460
Pemex Project Funding Master Trust,
6.625%, due 06/15/35		2,050,000	2,301,125

			2,923,585

Peru — 0.31%
Banco de Credito del Peru,
5.375%, due 09/16/20[1]		900,000	887,625

Philippines — 1.16%
National Power Corp.,
9.625%, due 05/15/28		2,360,000	3,268,600

Russia — 3.61%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.125%, due 01/14/14[2]		300,000	315,375
7.500%, due 03/25/13	RUB	80,000,000	2,631,666
9.000%, due 06/11/14[2]		$550,000	606,375
VEB Finance Ltd.,
6.800%, due 11/22/25[1]		900,000	909,000
6.800%, due 11/22/25[2]		1,000,000	1,010,000
6.902%, due 07/09/20[2]		1,050,000	1,113,000
VimpelCom Holdings BV,
7.504%, due 03/01/22[2]		800,000	751,000
Vnesheconombank,
Series 6, 7.900%, due 10/13/20[6]	RUB	75,000,000	2,348,935
VTB Bank OJSC GDR,
6.551%, due 10/13/20[1]		$490,000	481,425

			10,166,776

South Africa — 0.77%
Edcon Pty Ltd.,
9.500%, due 03/01/18[1]		300,000	255,000
9.500%, due 03/01/18[2]		350,000	297,500
Transnet Ltd.,
Series 2, 10.000%, due 03/30/29	ZAR	12,000,000	1,633,928

			2,186,428

Turkey — 0.25%
Export Credit Bank of Turkey,
5.375%, due 11/04/16[2]		$700,000	693,000

Ukraine — 0.49%
NAK Naftogaz Ukraine,
9.500%, due 09/30/14		1,220,000	1,172,725
UK SPV Credit Finance PLC,
9.375%, due 09/23/15		250,000	208,750

			1,381,475

United Arab Emirates — 2.01%
IPIC GMTN Ltd.,
3.750%, due 03/01/17[2]		1,000,000	1,000,000
5.500%, due 03/01/22[2]		3,050,000	3,065,250
6.875%, due 11/01/41[2]		1,550,000	1,596,500

			5,661,750

Venezuela — 2.47%
Petroleos de Venezuela SA,
8.500%, due 11/02/17[1]		3,180,000	2,551,950
8.500%, due 11/02/17[2]		5,500,000	4,413,750

			6,965,700

Total corporate bonds
(cost $55,095,565)			53,439,288

Non-US government obligations — 71.21%
Albania — 0.72%
Republic of Albania,
7.500%, due 11/04/15	EUR	1,800,000	2,024,861

Argentina — 3.08%
Republic of Argentina,
0.000%, due 12/15/35[7]		$13,601,737	1,795,429
0.000%, due 12/15/35[7]	EUR	2,200,000	336,692
0.000%, due 12/15/35[7]		$17,490,000	2,326,170
Series VII, 7.000%, due 09/12/13		1,175,000	1,203,200
Series X, 7.000%, due 04/17/17		650,000	589,225
Series X, 7.820%, due 12/31/33	EUR	118,149	103,545
7.820%, due 12/31/33[6]		354,446	304,839
8.280%, due 12/31/33		$2,018,368	1,554,143
Series NY, 8.280%, due 12/31/33		200,072	158,557
Series 1, 8.750%, due 06/02/17		322,897	320,637

			8,692,437

Belarus — 1.98%
Republic of Belarus,
8.750%, due 08/03/15[1]		4,950,000	4,578,750
8.950%, due 01/26/18[1]		1,100,000	1,006,500

			5,585,250

Brazil — 10.65%
Federal Republic of Brazil,
4.875%, due 01/22/21		1,500,000	1,687,500
5.625%, due 01/07/41		1,500,000	1,731,000
6.000%, due 08/15/50[8]	BRL	1,340,000	1,796,428
7.125%, due 01/20/37		$330,000	450,450
Notas do Tesouro Nacional,
Series B, 6.000%, due 05/15/45[8]	BRL	12,750,000	16,930,491
Series F,
10.000%, due 01/01/13		5,625,000	3,257,137
10.000%, due 01/01/17		1,280,000	712,377
10.000%, due 01/01/21		6,428,000	3,433,478

			29,998,861

Chile — 0.96%
Bonos de la Tesoreria de la Republica,
3.000%, due 07/01/17[8]	CLP	1,277,522,760	2,714,556

China — 1.68%
China Government Bond,
1.400%, due 08/18/16[1]	CNY	22,000,000	3,347,864
2.480%, due 12/01/20		9,000,000	1,390,980

			4,738,844

Colombia — 2.40%
Republic of Colombia,
4.375%, due 07/12/21		$1,500,000	1,608,750
6.125%, due 01/18/41		150,000	181,125
7.375%, due 09/18/37		575,000	790,625
7.750%, due 04/14/21	COP	1,925,000,000	1,278,633
8.125%, due 05/21/24		$250,000	350,625
9.850%, due 06/28/27	COP	3,200,000,000	2,551,692

			6,761,450

Dominican Republic — 0.20%
Republic of Dominica,
7.500%, due 05/06/21[2]		$550,000	561,000

Egypt — 0.27%
Arab Republic of Egypt,
6.875%, due 04/30/40[1]		100,000	86,000
6.875%, due 04/30/40[2]		800,000	688,000

			774,000

El Salvador — 0.52%
Republic of El Salvador,
7.750%, due 01/24/23[1]		320,000	350,400
8.250%, due 04/10/32[1]		1,015,000	1,113,962

			1,464,362

Hungary — 1.54%
Hungarian Development Bank,
5.875%, due 05/31/16	EUR	1,200,000	1,298,894
Hungary Government Bond,
6.500%, due 06/24/19	HUF	90,000,000	347,419
6.750%, due 02/24/17		70,000,000	285,444
7.500%, due 11/12/20		80,000,000	323,938
7.625%, due 03/29/41		$2,250,000	2,081,250

			4,336,945

Indonesia — 6.01%
Indonesia Treasury Bond,
9.500%, due 07/15/23	IDR	29,400,000,000	4,324,972
11.750%, due 08/15/23		4,600,000,000	766,241
12.000%, due 09/15/26		12,215,000,000	2,133,209
Republic of Indonesia,
4.875%, due 05/05/21[2]		$3,400,000	3,655,000
5.875%, due 03/13/20[1]		320,000	364,400
6.625%, due 02/17/37[1]		220,000	268,400
7.750%, due 01/17/38[1]		3,775,000	5,152,875
7.750%, due 01/17/38[2]		200,000	273,000

			16,938,097

Jordan — 0.35%
Kingdom of Jordan,
3.875%, due 11/12/15[1]		1,050,000	976,500

Lithuania — 0.35%
Republic of Lithuania,
6.125%, due 03/09/21[1]		450,000	443,250
6.125%, due 03/09/21[2]		250,000	246,250
6.625%, due 02/01/22[2]		300,000	304,776

			994,276

Malaysia — 1.96%
Malaysia Government Bond,
4.160%, due 07/15/21	MYR	5,300,000	1,824,597
4.262%, due 09/15/16		5,100,000	1,753,314
4.392%, due 04/15/26		5,600,000	1,949,507

			5,527,418

Mexico — 6.37%
Mexican Bonos,
Series M,
6.500%, due 06/10/21	MXN	10,700,000	856,624
8.500%, due 11/18/38		25,750,000	2,251,752
10.000%, due 11/20/36		7,000,000	702,972
Mexican Udibonos,
1.705%, due 11/15/40[8]		8,800,000	3,522,721
2.535%, due 12/10/20[8]		3,200,000	1,195,369
4.000%, due 06/13/19[8]		7,000,000	2,925,284
United Mexican States,
3.625%, due 03/15/22		$900,000	913,500
5.125%, due 01/15/20		520,000	590,720
6.050%, due 01/11/40		2,430,000	2,946,375
Series A, 6.750%, due 09/27/34		590,000	764,050
Series A, 7.500%, due 04/08/33		600,000	835,500
8.300%, due 08/15/31		290,000	432,100

			17,936,967

Montenegro — 0.66%
Republic of Montenegro,
7.875%, due 09/14/15	EUR	1,550,000	1,872,943

Pakistan — 0.35%
Islamic Republic of Pakistan,
6.875%, due 06/01/17[1]		$650,000	445,250
7.875%, due 03/31/36[1]		930,000	539,400

			984,650

Peru — 2.94%
Peru Government Bond, Series 7,
8.200%, due 08/12/26	PEN	1,442,000	640,962
Republic of Peru,
5.625%, due 11/18/50		$2,170,000	2,334,920
6.900%, due 08/12/37[1]	PEN	1,750,000	675,074
6.950%, due 08/12/31[2]		1,750,000	684,663
7.350%, due 07/21/25		$200,000	265,500
7.840%, due 08/12/20[1]	PEN	6,700,000	2,853,842
8.750%, due 11/21/33		$550,000	838,750

			8,293,711

Philippines — 1.08%
Republic of Philippines,
5.000%, due 01/13/37		500,000	513,125
5.500%, due 03/30/26		2,250,000	2,517,187

			3,030,312

Poland — 3.27%
Government of Poland,
5.000%, due 03/23/22		1,450,000	1,466,313
5.125%, due 04/21/21		310,000	327,825
5.250%, due 10/25/17	PLN	6,600,000	2,058,256
5.500%, due 10/25/19		6,000,000	1,873,838
5.750%, due 09/23/22		10,000,000	3,138,558
6.375%, due 07/15/19		$310,000	347,975

			9,212,765

Qatar — 0.34%
Qatar Government International Bond,
5.750%, due 01/20/42[2]		900,000	951,750

Romania — 0.46%
Romanian Government International Bond,
5.000%, due 03/18/15	EUR	1,000,000	1,288,639

Russia — 2.36%
Russian Federation,
5.000%, due 04/29/20[1]		$2,000,000	2,095,000
5.000%, due 04/29/20[2]		1,900,000	1,990,250
7.500%, due 03/31/30[1,9]		205,410	243,411
7.500%, due 03/31/30[2,9]		1,965,247	2,328,817

			6,657,478

Serbia — 0.75%
Republic of Serbia,
6.750%, due 11/01/24[1]		2,244,667	2,118,405

South Africa — 8.32%
Eskom Holdings Ltd.,
5.750%, due 01/26/21[1]		1,100,000	1,149,500
Republic of South Africa,
2.500%, due 01/31/17[8]	ZAR	10,380,647	1,430,695
2.750%, due 01/31/22[8]		14,026,644	1,897,097
5.500%, due 03/09/20		$100,000	110,625
5.500%, due 12/07/23[8]	ZAR	5,323,872	916,251
5.875%, due 05/30/22		$300,000	338,250
6.250%, due 03/08/41		650,000	732,063
6.500%, due 02/28/41	ZAR	8,000,000	788,718
6.750%, due 03/31/21		50,000,000	5,985,921
6.875%, due 05/27/19		$500,000	597,500
7.000%, due 02/28/31	ZAR	32,900,000	3,585,212
8.000%, due 12/21/18		45,000,000	5,917,603

			23,449,435

Sri Lanka — 1.48%
Republic of Sri Lanka,
6.250%, due 10/04/20[1]		$1,700,000	1,695,750
6.250%, due 10/04/20[2]		550,000	548,625
6.250%, due 07/27/21[2]		1,300,000	1,283,750
7.400%, due 01/22/15[1]		600,000	634,500

			4,162,625

Thailand — 2.17%
Thailand Government Bond,
1.200%, due 07/14/21[8]	THB	80,800,000	2,707,894
2.800%, due 10/10/17		74,900,000	2,381,116
3.650%, due 12/17/21		24,590,000	826,884
3.850%, due 12/12/25		5,860,000	199,910

			6,115,804

Turkey — 4.30%
Government of Turkey,
10.500%, due 01/15/20	TRY	12,100,000	7,211,582
Republic of Turkey,
5.125%, due 03/25/22		$350,000	332,063
5.625%, due 03/30/21		1,000,000	1,003,750
6.000%, due 01/14/41		1,750,000	1,642,812
6.750%, due 05/30/40		750,000	765,000
6.875%, due 03/17/36		250,000	260,313
7.250%, due 03/05/38		250,000	271,875
7.500%, due 11/07/19		200,000	226,750
8.000%, due 02/14/34		350,000	411,250

			12,125,395

Ukraine — 0.34%
Financing of Infrastructural Projects State Enterprise,
8.375%, due 11/03/17[2]		1,150,000	948,750

Uruguay — 0.07%
Oriental Republic of Uruguay,
6.875%, due 09/28/25		150,000	193,875

Venezuela — 3.11%
Republic of Venezuela,
7.000%, due 03/31/38[1]		1,050,000	648,375
7.650%, due 04/21/25		2,850,000	1,938,000
8.250%, due 10/13/24[1]		3,400,000	2,414,000
9.250%, due 05/07/28[1]		280,000	207,200
9.375%, due 01/13/34		3,050,000	2,264,625
11.950%, due 08/05/31[1]		700,000	611,450
13.625%, due 08/15/18[1]		700,000	679,000

			8,762,650

Vietnam — 0.17%
Socialist Republic of Vietnam,
6.750%, due 01/29/20[1]		200,000	203,500
6.875%, due 01/15/16[1]		250,000	261,875

			465,375

Total Non-US government obligations
(cost $184,672,353)			200,660,386

Convertible bond — 1.25%
China — 1.25%
China Petroleum & Chemical Corp.,
4.438%, due 04/24/14[10]
(cost $3,264,360)	HKD	23,000,000	3,514,371

Structured notes — 5.76%
Ghana — 0.84%
Citigroup Funding Inc.,
6.393%, due 03/14/13[1]
(linked to Ghana Government Bonds,
6.393%, due 03/14/13)		$900,000	738,450
6.427%, due 03/13/13[1]
(linked to Ghana Government Bonds,
6.427%, due 03/13/13)		900,000	742,950
7.148%, due 03/14/13[1]
(linked to Ghana Government Bonds,
7.148%, due 03/14/13)		1,100,000	910,140

			2,391,540

India — 2.34%
Standard Chartered Bank,
8.130%, due 09/23/22
(linked to Indian Government Bonds,
8.130%, due 09/23/22)		5,918,535	6,584,962

Serbia — 1.63%
Citigroup Funding Inc.,
12.520%, due 04/09/12[2,10]
(linked to Serbian Treasury Bill,
12.520%, due 04/09/12)		300,000	296,070
12.560%, due 02/25/13[2,10]
(linked to Serbian Treasury Bill,
12.560%, due 02/25/13)		2,850,000	2,943,765
UniCredit Bank AG,
12.000%, due 06/07/12[10]
(linked to Serbian Treasury Bill,
12.000%, due 06/07/12)		1,500,000	1,351,890

			4,591,725

Sri Lanka — 0.95%
Citigroup Funding Inc,
6.750%, due 09/11/12
(linked to Sri Lanka Treasury Bill,
6.750%, due 09/11/12)		2,750,000	2,666,262

Total structured notes
(cost $16,226,035)			16,234,489

Total bonds
(cost $259,258,313)			273,848,534

	Shares

Common stock — 0.00%
Mexico — 0.00%
Hipotecaria Su Casita SA ADR*2,3,11
(cost $0)		60,217	0

Short-term investment — 0.16%
Investment company — 0.16%
UBS Cash Management Prime
Relationship Fund[12]
(cost $439,790)		439,790	439,790

	Face amount
	covered by
	contracts

Options Purchased* — 0.85%
Call Options — 0.48%
Foreign Exchange Option, Buy EUR/BRL,
strike @ BRL 2.44,
expires March 2012	EUR	5,970,000	31,278
Foreign Exchange Option, Buy EUR/BRL,
strike @ BRL 2.43,
expires March 2012		6,110,000	35,100
Foreign Exchange Option, Buy EUR/KRW,
strike @ KRW 1,510.00,
expires April 2012		4,310,000	63,693
Foreign Exchange Option, Buy EUR/MXN,
strike @ MXN 18.00,
expires February 2012		4,070,000	82
Foreign Exchange Option, Buy EUR/PLN,
strike @ PLN 4.50,
expires February 2012		4,390,000	0
Foreign Exchange Option, Buy EUR/PLN,
strike @ PLN 4.52,
expires February 2012		4,570,000	94

Foreign Exchange Option, Buy EUR/RUB,
strike @ RUB 40.20,
expires March 2012		1,730,000	27,886
Foreign Exchange Option, Buy EUR/RUB,
strike @ RUB 40.30,
expires March 2012		5,350,000	79,943
Foreign Exchange Option, Buy USD/BRL,
strike @ BRL 1.79,
expires February 2012		$4,140,000	2,127
Foreign Exchange Option, Buy USD/CLP,
strike @ CLP 520.00,
expires March 2012		2,590,000	11,921
Foreign Exchange Option, Buy USD/CLP,
strike @ CLP 520.00,
expires March 2012		2,810,000	15,579
Foreign Exchange Option, Buy USD/CZK,
strike @ CZK 19.50,
expires March 2012		5,090,000	93,480
Foreign Exchange Option, Buy USD/CZK,
strike @ CZK 20.30,
expires July 2012		15,270,000	429,199
Foreign Exchange Option, Buy USD/CZK,
strike @ CZK 20.15,
expires July 2012		10,200,000	312,419
Foreign Exchange Option, Buy USD/ILS,
strike @ ILS 3.98,
expires April 2012		10,180,000	29,071
Foreign Exchange Option, Buy USD/ILS,
strike @ ILS 3.87,
expires April 2012		10,180,000	69,395
Foreign Exchange Option, Buy USD/ILS,
strike @ ILS 3.89,
expires April 2012		5,090,000	30,281
Foreign Exchange Option, Buy USD/ILS,
strike @ ILS 3.95,
expires April 2012		5,090,000	19,761
Foreign Exchange Option, Buy USD/KRW,
strike @ KRW 1,220.00,
expires March 2012		5,070,000	14,103
Foreign Exchange Option, Buy USD/MXN,
strike @ MXN 13.10,
expires February 2012		4,530,000	11,323
Foreign Exchange Option, Buy USD/RUB,
strike @ RUB 30.70,
expires February 2012		5,140,000	16,294
Foreign Exchange Option, Buy USD/SAR,
strike @ SAR 3.75,
expires July 2013		10,587,500	59,489

			1,352,518

Put Options — 0.37%
Foreign Exchange Option, Buy EUR/KRW,
strike @ KRW 1,450.00,
expires April 2012	EUR	4,310,000	56,260
Foreign Exchange Option, Buy EUR/RUB,
strike @ RUB 39.90,
expires March 2012		1,730,000	32,686
Foreign Exchange Option, Buy EUR/RUB,
strike @ RUB 40.30,
expires March 2012		5,350,000	143,046
Foreign Exchange Option, Buy EUR/TRY,
strike @ TRY 2.20,
expires March 2012		3,720,000	7,413
Foreign Exchange Option, Buy USD/CLP,
strike @ CLP 490.00,
expires March 2012		$2,590,000	35,120
Foreign Exchange Option, Buy USD/CLP,
strike @ CLP 485.00,
expires March 2012		2,810,000	28,961
Foreign Exchange Option, Buy USD/CNY,
strike @ CNY 6.22,
expires January 2013		10,180,000	99,740
Foreign Exchange Option, Buy USD/CNY,
strike @ CNY 6.29,
expires January 2013		10,180,000	149,652
Foreign Exchange Option, Buy USD/HUF,
strike @ HUF 219.00,
expires March 2012		5,430,000	60,420
Foreign Exchange Option, Buy USD/HUF,
strike @ HUF 219.00,
expires March 2012		3,620,000	40,280
Foreign Exchange Option, Buy USD/MYR,
strike @ MYR 3.05,
expires April 2012		3,620,000	51,146

Foreign Exchange Option, Buy USD/RUB,
strike @ RUB 29.90,
expires March 2012	4,970,000	33,554
Foreign Exchange Option, Buy USD/RUB,
strike @ RUB 29.90,
expires March 2012	3,100,000	20,929
Foreign Exchange Option, Buy USD/RUB,
strike @ RUB 30.15,
expires March 2012	3,690,000	36,014
Foreign Exchange Option, Buy USD/RUB,
strike @ RUB 29.60,
expires March 2012	5,200,000	31,369
Foreign Exchange Option, Buy USD/RUB,
strike @ RUB 30.25,
expires April 2012	8,950,000	154,991
Foreign Exchange Option, Buy USD/SAR,
strike @ SAR 3.75,
expires July 2013	10,587,500	57,441
Foreign Exchange Option, Buy USD/ZAR,
strike @ ZAR 7.65,
expires February 2012	4,940,000	2,584
Foreign Exchange Option, Buy USD/ZAR,
strike @ ZAR 7.70,
expires February 2012	6,100,000	7,837
Foreign Exchange Option, Buy USD/ZAR,
strike @ ZAR 7.70,
expires February 2012	4,460,000	5,730

		1,055,173

Total options purchased
(cost $4,166,021)		2,407,691

Total investments[13] — 98.19%
(cost $263,864,124)		276,696,015
Cash and other assets, less liabilities — 1.81%		5,094,778

Net assets — 100.00%		$281,790,793

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$25,979,441
Gross unrealized depreciation	(13,147,550)

Net unrealized appreciation of investments	$12,831,891

For a listing of portfolio footnotes, defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

						Unrealized
		Contracts to			Maturity	appreciation/
Counterparty		deliver	In exchange for		date	(depreciation)

BB	PLN	3,033,000	USD	914,050	02/24/12	$(23,746)
BB	RUB	32,560,000	USD	1,014,014	02/24/12	(57,980)
BB	USD	6,059,105	CNY	37,930,000	01/25/13	(44,331)
BB	ZAR	4,248,000	USD	526,055	02/24/12	(15,345)
CITI	HUF	615,667,000	USD	2,715,000	03/09/12	(10,060)
CITI	RUB	32,001,000	USD	1,040,007	03/26/12	(8,760)
CSI	BRL	23,658,994	USD	13,105,298	03/15/12	(297,849)
CSI	CLP	1,295,799,000	USD	2,506,866	03/15/12	(116,545)
CSI	CLP	412,360,000	USD	842,999	03/19/12	8,525
CSI	CLP	531,318,000	USD	1,053,749	03/19/12	(21,453)
CSI	CNY	12,852,000	USD	2,036,041	01/10/13	(1,637)
CSI	COP	13,786,789,000	USD	7,161,521	03/15/12	(434,186)
CSI	EUR	2,028,000	USD	2,598,051	02/03/12	(54,676)
CSI	EUR	11,248,000	USD	14,482,796	02/06/12	(230,183)
CSI	EUR	3,955,000	USD	5,198,997	02/24/12	25,472
CSI	INR	202,357,000	USD	3,679,440	03/15/12	(371,924)
CSI	KRW	3,120,790,000	USD	2,735,615	03/15/12	(33,599)
CSI	MXN	27,990,000	USD	2,036,007	02/07/12	(110,555)
CSI	MXN	65,737,000	USD	5,047,161	02/24/12	12,888
CSI	MYR	5,575,000	USD	1,810,065	05/02/12	(12,456)
CSI	PLN	14,837,000	USD	4,281,801	02/06/12	(314,304)
CSI	RUB	40,490,000	USD	1,342,507	02/24/12	9,427
CSI	RUB	219,624,000	USD	7,053,013	02/24/12	(177,815)
CSI	TRY	4,751,000	USD	2,534,407	02/06/12	(136,632)
CSI	TRY	6,453,000	USD	3,604,625	02/24/12	(8,148)
CSI	TRY	4,900,000	USD	2,540,176	03/15/12	(190,353)
CSI	TWD	699,128	USD	23,211	03/15/12	(433)
CSI	USD	5,684,947	CLP	2,927,360,000	03/15/12	241,643
CSI	USD	2,051,233	CNY	12,852,000	01/10/13	(13,555)
CSI	USD	11,682,846	EUR	9,072,000	02/06/12	183,809
CSI	USD	5,710,251	EUR	4,362,000	02/24/12	(4,330)
CSI	USD	584,742	EUR	457,000	02/24/12	13,059
CSI	USD	2,597,869	HUF	651,995,000	02/03/12	299,857
CSI	USD	6,862,123	IDR	64,572,576,958	03/15/12	292,583
CSI	USD	2,715,541	KRW	3,131,290,000	03/15/12	62,991
CSI	USD	2,108,904	MXN	27,990,000	02/07/12	37,658
CSI	USD	5,896,616	MXN	77,084,000	02/24/12	6,633
CSI	USD	4,482,251	MYR	13,920,687	03/15/12	80,715
CSI	USD	2,797,543	PLN	9,718,000	02/06/12	212,833
CSI	USD	12,297,333	PLN	41,485,000	03/15/12	502,552
CSI	USD	2,615,181	TRY	4,751,000	02/06/12	55,858
CSI	USD	2,535,323	TRY	4,608,000	02/24/12	44,510
CSI	USD	507,206	ZAR	4,100,000	03/15/12	13,776
CSI	ZAR	7,717,000	USD	988,042	02/24/12	4,524
CSI	ZAR	7,795,000	USD	988,060	02/24/12	(5,398)
CSI	ZAR	61,800,000	USD	7,277,523	03/15/12	(575,321)
DB	BRL	5,506,000	EUR	2,388,202	03/12/12	2,904
DB	BRL	5,885,000	EUR	2,545,966	03/13/12	(4,828)
DB	CNY	4,886,000	USD	766,732	09/26/12	(7,537)
DB	EUR	2,387,816	BRL	5,566,000	03/12/12	31,613
DB	EUR	1,018,000	USD	1,294,927	02/06/12	(36,671)
DB	HUF	478,379,000	USD	2,111,666	03/09/12	(5,731)
DB	HUF	67,492,000	USD	301,667	03/09/12	2,935
DB	HUF	162,634,500	USD	698,902	03/14/12	(20,549)
DB	PLN	3,086,000	USD	877,969	02/06/12	(77,991)
DB	PLN	8,010,000	USD	2,304,194	03/15/12	(167,231)
DB	RUB	84,094,000	USD	2,719,992	02/24/12	(48,691)
DB	USD	1,670,077	BRL	3,020,000	03/15/12	40,795
DB	USD	409,402	CNY	2,630,000	09/26/12	7,365

DB	USD	2,659,418	EUR	2,028,000	02/24/12	(6,596)
DB	USD	297,860	HUF	67,492,000	03/09/12	873
DB	USD	871,899	PLN	3,086,000	02/06/12	84,061
DB	USD	2,102,186	RUB	65,078,000	02/24/12	40,421
DB	USD	5,837,549	THB	181,518,590	03/15/12	14,515
GSI	BRL	1,876,000	USD	1,082,079	06/22/12	39,378
GSI	CNY	8,295,000	USD	1,302,198	09/26/12	(12,284)
GSI	CNY	13,662,000	USD	2,156,590	01/10/13	(9,513)
GSI	EUR	1,521,000	USD	1,966,083	02/03/12	(23,462)
GSI	EUR	2,155,000	USD	2,786,441	02/06/12	(32,413)
GSI	EUR	2,892,000	USD	3,752,471	02/24/12	(30,546)
GSI	HUF	1,139,780,000	USD	4,539,229	02/03/12	(526,409)
GSI	PLN	1,607,000	USD	456,911	02/06/12	(40,895)
GSI	RUB	45,900,000	USD	1,491,010	02/24/12	(20,186)
GSI	USD	1,116,002	BRL	1,876,000	06/22/12	(73,301)
GSI	USD	815,765	CNY	5,247,000	09/26/12	15,710
GSI	USD	4,551,593	EUR	3,549,000	02/03/12	90,679
GSI	USD	5,495,213	EUR	4,263,000	02/06/12	81,017
GSI	USD	1,959,842	HUF	487,785,000	02/03/12	208,070
GSI	USD	1,777,386	MXN	24,200,000	03/15/12	72,725
GSI	USD	579,394	PHP	25,250,000	03/15/12	7,341
GSI	USD	1,944,701	PLN	6,726,000	02/06/12	138,834
GSI	USD	7,121,719	RUB	223,329,999	03/15/12	209,892
GSI	USD	1,014,015	TRY	1,845,000	02/24/12	18,926
GSI	USD	2,796,255	ZAR	21,801,000	02/06/12	(10,480)
GSI	USD	1,789,917	ZAR	14,450,000	03/15/12	46,225
GSI	ZAR	52,602,000	USD	6,740,593	02/24/12	36,567
HSBC	EUR	7,700,000	USD	9,871,631	04/20/12	(203,003)
JPMCB	PEN	4,000,000	USD	1,467,890	03/15/12	(16,120)
JPMCB	USD	1,421,009	BRL	2,550,000	03/15/12	23,602
JPMCB	USD	5,090,028	CNY	32,029,000	02/29/12	(14,881)
JPMCB	USD	824,638	CNY	5,304,000	09/26/12	15,870
JPMCB	USD	5,089,943	CNY	31,889,000	01/25/13	(33,124)
JPMCB	USD	3,940,804	HUF	923,881,999	03/14/12	146,202
JPMCB	USD	6,058,401	INR	316,107,000	03/15/12	270,338
JPMCB	USD	5,617,305	MXN	77,384,000	03/15/12	298,767
JPMCB	USD	11,955,383	TRY	22,629,324	03/15/12	654,827
MLI	EUR	2,546,002	BRL	5,922,000	03/13/12	25,751
MLI	EUR	1,018,000	USD	1,295,466	02/06/12	(36,132)
RBS	USD	2,667,872	EUR	2,104,000	02/06/12	84,271
RBS	ZAR	21,801,000	USD	2,667,931	02/06/12	(117,844)

Net unrealized depreciation on forward foreign currency contracts						$(28,205)

Futures contracts

				Unrealized
	Expiration	Cost/		appreciation/
	date	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
5 Year US Treasury Notes, 50 contracts (USD)	March 2012	$6,193,734	$6,202,344	$8,610
US Treasury futures sell contracts:
US Long Bond, 58 contracts (USD)	March 2012	(8,286,901)	(8,435,375)	(148,474)

Net unrealized depreciation on futures contracts				$(139,864)

Options written

	Expiration	Premiums
	date	received	Value

Call options
Foreign Exchange Option, Sell USD/CZK 07/09/12,
USD 8,140,000 face amount covered by contracts, strike @ CZK 22.60	July 2012	$222,466	$(124,751)
Foreign Exchange Option, Sell USD/CZK 07/12/12,
USD 7,650,000 face amount covered by contracts, strike @ CZK 22.40	July 2012	222,539	(87,584)

Total options written		$445,005	$(212,335)

Foreign exchange option activity for the period ended January 31, 2012 was as follows:

Amount of premiums received

Foreign exchange options outstanding at October 31, 2011	$438,879
Foreign exchange options written	1,089,389
Foreign exchange options terminated in closing purchase transactions	(1,083,263)
Foreign exchange options expired prior to exercise	—

Foreign exchange options outstanding at January 31, 2012	$445,005

Swaption and foreign exchange option activity for the period ended January 31, 2012 for UBS Global High Income Fund, Inc. was as follows:

Currency swap agreement

Counterparty — BB

							Upfront
	Pay		Receive				payments
	contracts		contracts	Termination	Pay	Receive	(made)/		Unrealized
	(000)		(000)	date	rate[14]	rate[14]	received	Value	appreciation

INR	308,000	USD	5,967	05/12/16	4.500%	6 month USD LIBOR	$—	$1,283[3]	$1,283

Counterparty — CITI

							Upfront
	Pay		Receive				payments
	contracts		contracts	Termination	Pay	Receive	(made)/		Unrealized
	(000)		(000)	date	rate[14]	rate[14]	received	Value	appreciation

USD	3,206	COP	6,300,000	06/11/13	0.760%[2]	6 month USD LIBOR	$—	$380,607[3]	$380,607

Interest rate swap agreements

					Payments	Upfront		Unrealized
	Notional amount		Termination	Payments made	received by the	payments		appreciation/
Counterparty	(000)		date	by the Fund[15]	Fund[15]	made	Value	(depreciation)

BB	KRW	3,250,000	08/19/16	3.530%	3 month CD KSDA	$—	$(8,187)	$(8,187)
CITI	KRW	2,900,000	08/26/16	3.410	3 month CD KSDA	—	1,116	1,116
CITI	MYR	1,950	08/24/15	3 month KLIBOR	3.505%	—	6,899	6,899
DB	MYR	7,650	08/24/15	3 month KLIBOR	3.500	—	26,622	26,622
DB	THB	88,150	08/22/16	3.680	6 month THBFIX	—	(31,656)	(31,656)
DB	TWD	85,000	08/22/16	1.325	3 month TWCPBA	—	(18,678)	(18,678)
GSI	THB	81,000	08/26/16	3.470	6 month THBFIX	—	(14,003)	(14,003)
GSI	TWD	85,500	08/26/16	1.280	3 month TWCPBA	—	(14,770)	(14,770)
MLI	MXN	7,200	11/16/28	28 day MXIBTIIE	8.830	—	93,634	93,634
MLI	MXN	7,000	11/21/28	28 day MXIBTIIE	8.610	—	78,584	78,584
MLI	MYR	8,720	01/18/13	3 month KLIBOR	3.470	—	3,259	3,259

						$—	$122,820	$122,820

Credit default swaps on sovereign issues — buy protection16

		Notional			Payments	Upfront
		amount		Termination	made by the	payments		Unrealized
Counterparty	Referenced Obligation[18]	(000)		date	Fund[17]	made	Value	depreciation

CSI	Republic of Venezuela
	Bond, 9.250%, due
	09/15/27	USD	400	03/20/16	5.000%	$(78,344)	$40,582	$(37,762)
DB	Republic of Venezuela
	Bond, 9.250%, due
	09/15/27	USD	2,600	03/20/16	5.000	(487,929)	263,786	(224,143)
MLI	Republic of Venezuela
	Bond, 9.250%, due
	09/15/27	USD	2,700	03/20/17	5.000	(441,450)	366,013	(75,437)

						$(1,007,723)	$670,381	$(337,342)

Credit default swaps on sovereign issues — sell protection19

						Upfront
					Payments	payments		Unrealized
		Notional amount		Termination	received by	(made)/		appreciation/	Credit
Counterparty	Referenced obligation	(000)		date	the Fund[20]	received	Value	(depreciation)	spread[21]

BB	Republic of Argentina bond,
	8.280%, due 12/31/33	USD	2,900	09/20/15	5.000%	$360,003	$(191,614)	$168,389	7.257%
CITI	Republic of Turkey bond,
	11.875%, due 01/15/30	USD	650	03/20/17	1.000	71,876	(53,733)	18,143	2.782
CSI	Republic of Argentina bond,
	8.280%, due 12/31/33	USD	750	03/20/12	5.000	17,917	7,088	25,005	2.437
CSI	Development Bank of
	Kazakhstan bond, 7.375%,
	due 11/12/13	USD	4,500	05/20/12	3.300	—	46,215	46,215	2.091
CSI	United Mexican States
	bond, 7.500%, due
	04/08/33	USD	1,000	02/20/14	4.170	—	87,320	87,320	0.840
CSI	Russian Federation bond,
	2.250%, due 03/31/30	USD	800	03/20/17	1.000	66,124	(46,876)	19,248	2.248
CSI	Republic of Turkey bond,
	11.875%, due 01/15/30	USD	1,550	03/20/17	1.000	170,746	(128,134)	42,612	2.782
DB	Republic of Argentina bond,
	8.280%, due 12/31/33	USD	1,200	09/20/15	5.000	128,500	(79,289)	49,211	7.257
DB	Ukraine Government bond,
	6.750%, due 11/14/17	USD	1,050	12/20/15	5.000	(9,204)	(105,547)	(114,751)	8.371
DB	Development Bank of
	Kazakhstan bond, 7.375%,
	due 11/12/13	USD	1,100	03/20/17	1.000	106,686	(83,641)	23,045	2.630
JPMCB	Russian Federation bond,
	2.250%, due 03/31/30	USD	600	03/20/17	1.000	49,856	(35,157)	14,699	2.248
MLI	Russian Federation bond,
	2.250%, due 03/31/30	USD	2,200	03/20/17	1.000	181,841	(128,910)	52,931	2.248
MSCI	Development Bank of
	Kazakhstan bond, 7.375%,
	due 11/12/13	USD	1,200	03/20/17	1.000	115,869	(91,245)	24,624	2.630

						$1,260,214	$(803,523)	$456,691

US Generally accepted accounting principles (“GAAP”) requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfer in and out of Level 1and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, including information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009. The disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements have been implemented for annual and interim periods beginning after December 15, 2010.

In May 2011, FASB issued Accounting Standards Update No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards” (“IFRS”) (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$46,258,948	$7,180,340	$53,439,288
Non-US government obligations	—	200,660,386	—	200,660,386
Convertible bonds	—	3,514,371	—	3,514,371
Structured notes	—	14,882,599	1,351,890	16,234,489
Common stock	—	—	0	0
Short-term investment	—	439,790	—	439,790
Options purchased	—	2,407,691	—	2,407,691
Forward foreign currency contracts	—	(28,205)	—	(28,205)
Futures contracts	(139,864)	—	—	(139,864)
Options written	—	(212,335)	—	(212,335)
Swap agreements	—	371,568	—	371,568

Total	$(139,864)	$268,294,813	$8,532,230	$276,687,179

Level 3 rollforward disclosure
 The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Corporate bonds	Common Stock	Structured notes	Total

Assets
Beginning balance	$8,037,895	$0	$1,460,445	$9,498,340
Purchases	–	–	–	–
Issuances	–	–	–	–
Sales	(1,237,292)	–	–	(1,237,292)
Settlements	–	–	–	–
Accrued discounts (premiums)	–	–	–	–
Total realized gain (loss)	447,235	–	–	447,235
Change in net unrealized appreciation/depreciation	(67,498)	–	(108,555)	(176,053)
Transfers into Level 3	–	–	–	–
Transfers out of Level 3	–	–	–	–

Ending balance	$7,180,340	$0	$1,351,890	$8,532,230

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at January 31, 2012 was $120,440.

Portfolio footnotes

*	Non-income producing security.
[1]	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At January 31, 2012, the value of these securities amounted to $46,531,718 or 16.51% of net assets.
[2]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the value of these securities amounted to $37,312,414 or 13.24% of net assets.
[3]	Holding is illiquid. At January 31, 2012, the value of these securities and other derivative instruments amounted to $7,711,690 or 2.74% of net assets.
[4]	Security held past stated maturity date due to defaulted status. Bond is being traded based on potential future claim.
[5]	Security linked to closed-end fund or structured investment vehicle.
[6]	Variable or floating rate security — The interest rate shown is the current rate as of January 31, 2012 and changes periodically.
[7]	Security has yet to make its first payment. Security pays, when required, a floating rate that is determined annually based on the Argentina GDP.
[8]	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
[9]	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of January 31, 2012. Maturity date disclosed is the ultimate maturity date.
[10]	Rate shown reflects annualized yield at January 31, 2012 on zero coupon bond.
[11]	Security is being fair valued by a valuation committee under the direction of the Board of Directors. At January 31, 2012, the value of this security amounted to $0 or 0.00% of net assets.
[12]	The table below details the Fund’s investment in a fund that is advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Income
		Purchases	Sales		earned from
		during the	during the		affiliate for the
		three months	three months		three months
	Value	ended	ended	Value	ended
Security description	10/31/11	01/31/12	01/31/12	01/31/12	01/31/12

UBS Cash Management Prime Relationship Fund	$16,615,794	$14,442,597	$30,618,601	$439,790	$2,706

[13]	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized evaluation systems that derive values based on comparable securities or instruments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Fund. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”). Certain securities or instruments in which the Fund invests are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s securities or instruments, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities or instruments as of 4:00 p.m. Eastern Time. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies will be valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Fund’s custodian.
[14]	Payments made by the Fund or received by the Fund are based on the notional amount.
[15]	Payments made or received are based on the notional amount.
[16]	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[17]	Payments made are based on the notional amount.
[18]	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or by a restructuring event with respect to the above referenced obligation.
[19]	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
[20]	Payments received are based on the notional amount.
[21]	Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

Portfolio acronyms
ADR	American depositary receipt
CD KSDA	Korean Securities Dealer Association 91-day Certificate of Deposit Rate
GDP	Gross domestic product
GDR	Global depositary receipt
JSC	Joint stock company
KLIBOR	Korea Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28 Day Rate
OJSC	Open joint stock company
THBFIX	Thailand Interbank Offered Rate (BIBOR)
TWCPBA	Taiwan Secondary Markets Bills Rate

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank NA
CSI	Credit Suisse International
DB	Deutsche Bank AG
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
JPMCB	JP Morgan Chase Bank
MLI	Merrill Lynch International
MSCI	Morgan Stanley & Co. International PLC
RBS	Royal Bank of Scotland PLC

Currency abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israel New Shekel
INR	Indian Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Arabia Riyal
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated October 31, 2011.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

     SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global High Income Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 2, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 2, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 2, 2012